Share-based compensation (Stock options) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Equity Incentive Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	0
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	0
Equity Incentive Plan 2006
Number of options
Options outstanding at beginning of period (in shares)	37,945
Exercised (in shares)	(7,531)
Options outstanding at end of period (in shares)	30,414
Weighted average exercise price ($)
Options outstanding at beginning of period (in USD per share) | $ / shares	$ 13.02
Exercised (in USD per share) | $ / shares	13.12
Options outstanding at end of period (in USD per share) | $ / shares	$ 13.00